INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes
Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016	2015
Income taxes (tax benefit):
Current taxes:
In Israel	6,251	5,581	6,279
Outside Israel	10,308	10,303	6,089
	16,559	15,884	12,368
Deferred taxes:
In Israel	(1,982)	91	(121)
Outside Israel	(169)	(1,179)	206
	(2,151)	(1,088)	85
Taxes in respect of prior years:
In Israel (*)	1,775	81	369
Outside Israel (**)	1,522	-	-
	3,297	81	369
	17,705	14,877	12,822

(*) During November 2017, the Company has received from the Israeli tax authority ("ITA") tax assessments for the years 2013-2015 amounting to approximately NIS 11 million (approximately US$ 3 million). An amount of NIS 7.2 million (approximately US$ 2 million) due to the timing differences related to the deduction of certain expenses for tax purposes, which was agreed to be deducted in the coming years. The Company recorded an amount of NIS 6.2 million (approximately US$ 1.8 million) as tax expense related to prior periods and a deferred tax benefit in a similar amount. As part of the above tax assessment, the Company was required to pay the ITA an amount of NIS 1.8 million (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

(**)During November 2017, one of our subsidiaries in Brazil has received from the Brazilian tax authority ("RFB") a tax assessments for the years 2012-2014 amounting to BRL 10.3 million (approximately US$ 3.1 million), mainly due to an undetectable expenses. Accordingly, our subsidiary recorded an amount of BRL 4.8 million (approximately US$ 1.5 million) as tax expense related to prior periods. As part of the above tax assessment our subsidiary was required to pay an amount of BRL 3.6 million (approximately US$ 1.1 million) as penalty and BRL 1.7 (approximately US$ 0.5 million) as interest expense.

Schedule of Income Tax Reconciliation
The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016	2015
Pretax income	55,546	50,054	41,833
Statutory tax rate	24%	25%	26.5%
Tax computed at the ordinary tax rate	13,331	12,514	11,086
Nondeductible expenses (income)	(815)	766	526
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	243	(151)	831
Deductible financial expenses recorded to other comprehensive income	(113)	90	(439)
Tax adjustment in respect of different tax rates	3,119	2,040	1,411
Taxes in respect of withholding at the source from royalties and dividends	542	95	78
Adjustment in respect of tax rate deriving from “approved enterprises”	(436)	(501)	(405)
Others	1,834	24	(266)
	17,705	14,877	12,822

Summary of Deferred Taxes
Composition:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016
Deferred taxes
Provision for employee related obligations	276	166
Provision for legal obligation and other	6,262	3,868
Provision for employee related obligations	849	771
Carry forward tax losses and foreign tax credit	3,600	3,600
Temporary differences, net	887	1,185
	11,874	9,590
Valuation allowance	(3,476)	(3,276)
	8,398	6,314

Schedule of Income Before Income Taxes
Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016	2015
The Company and its Israeli subsidiaries	22,138	22,634	23,987
Non-Israeli subsidiaries	33,408	27,420	17,846
	55,546	50,054	41,833

Changes in Unrecognized Tax Benefits
Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	US dollars

Balance at January 1, 2015	421
Decrease related tax positions of prior years	(419)
Translations differences related to the current year	(2)
Balance at December 31, 2017, 2016 and 2015